June 15, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:       The First Western Funds Trust
File Nos. 811-22691; 333-180717
Post-Effective Amendment No. 8

Ladies and Gentlemen:

On behalf of The First Western Funds Trust (the "Registrant"), attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 is Post-Effective Amendment No. 8 (the "Amendment") to Registrant's registration statement on Form N-1A.

The Amendment, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933, is for the purpose of establishing a new series of shares of Registrant - First Western Short Duration High Yield Credit Fund.

Please contact the undersigned at 513/587-3406 with any questions or comments concerning this filing.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary
The First Western Funds Trust

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